Fair Value of Financial Instruments (Details) - Schedule of Convertible Promissory Notes - Convertible Debt [Member] - Convertible 12% Promissory Notes [Member] $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Fair Value of Financial Instruments (Details) - Schedule of Convertible Promissory Notes [Line Items]
Balance
Issuance	250
Change in fair value	478
Balance	$ 728